Related Party Transactions and Balances	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions and Balances

Note 13. Related Party Transactions and Balances

As of June 30, 2023 and December 31, 2022, accounts payable and accrued liabilities include $31,000 and $105,667, respectively, payable to officers and directors of the Company. The amounts are unsecured, non-interest bearing and are due on demand (See Note 15).

Note 13. Related Party Transactions and Balances

As of December 31, 2022 and 2021, accounts payable and accrued liabilities include $105,667 and $59,375, respectively, payable to officers and directors of the Company. The amounts are unsecured, non-interest bearing and are due on demand (See Note 15).

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021